30-Apr-2012
Principal Note
Payment Factor
44,171,164.92 0.634720
0.00 1.000000
0.00 1.000000
0.00 1.000000
44,171,164.92
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
30-Apr-2012
Determination Date 11-May-2012
Amounts in USD
Dates
Collection Period No. 2
Record Date 14-May-2012
Payment Date 15-May-2012
Collection Period (from... to) 1-Apr-2012
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Apr-2012 15-May-2012
30/360 Days
30
Interest Period of the Class A-1 Notes (from... to) 16-Apr-2012 15-May-2012 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 495,000,000.00 495,000,000.00 495,000,000.00
Face Amount
Class A-1 Notes 345,000,000.00 263,149,607.56 218,978,442.64 128.032362
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00
0.000000
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Overcollateralization 267,379,474.41 285,748,017.52 294,542,941.18
0.000000
Total Note Balance
1,430,264,000.00
1,348,413,607.56
1,304,242,442.64
996,782,429.75
present value of lease payments
697,529,576.24 633,863,271.44 602,002,954.07
Total Securitization Value
1,697,643,474.41
1,634,161,625.08
1,598,785,383.82
Amount Percentage
Initial Overcollateralization Amount 267,379,474.41 15.75%
present value of Base Residual Value 1,000,113,898.17 1,000,298,353.64
Payment per $1000 Face Amount
Target Overcollateralization Amount 305,575,825.39 18.00%
Current Overcollateralization Amount 294,542,941.18 17.35%
Class A-2 Notes 0.660000% 272,250.00 0.550000
Interest Rate Interest Payment $1000 Face Amount
Class A-1 Notes 0.343780% 72,875.04
358,600.00 0.733333
44,244,039.96 128.243594
272,250.00 0.550000
358,600.00 0.733333
0.211232
794,018.77
90,293.73 0.891667
Class A-3 Notes
0.880000%
Class A-4 Notes 1.070000% 90,293.73 0.891667
44,965,183.69
Total
Interest & Principal Payment Interest & Principal
Amount Paid Shortfall
0.00 0.00
Lease Payments Received 32,810,227.83 (1) Total Servicing Fee 1,361,801.35
Available Funds
Distributions
Net Sales Proceeds-scheduled terminations 2,609,258.21 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Nonrecoverable Advances to the Servicer 0.00
Excess mileage included in Net Sales Proceeds 337.82 (4) Priority Principal Distribution Amount 0.00
Excess wear and tear included in Net Sales Proceeds 2,463.38 (3) Interest Distributable Amount Class A Notes 794,018.77
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
44,171,164.92
Subtotal
46,322,928.06 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 4,056.98 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Account Draw Amount
0.00
Total Distribution
46,326,985.04
Total Available Collections
46,326,985.04 (9) Excess Collections to Certificateholders 0.00
Total Trustee Fee
Total Servicing Fee
1,361,801.35 1,361,801.35 0.00
Total Available Funds
46,326,985.04
Distribution Detail
Amount Due
thereof on Class A-1 Notes 72,875.04 72,875.04 0.00
Monthly Interest Distributable Amount 794,018.77 794,018.77 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
thereof on Class A-2 Notes
272,250.00 272,250.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Priority Principal Distribution Amount
0.00 0.00 0.00
Interest Distributable Amount Class A Notes 794,018.77 794,018.77 0.00
44,171,164.92 0.00
Regular Principal Distribution Amount
44,171,164.92 44,171,164.92 0.00
Principal Distribution Amount 44,171,164.92
Net Sales Proceeds-early terminations (including Defaulted Leases) 10,903,442.02
0.00
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
8,488,217.37
Net Investment Earnings on the Exchange Note
Collection Account
Investment Earnings for the Collection Period
Reserve Fund Deficiency
Investment Earnings
Net Investment Earnings on the Reserve Fund
Notice to Investors
0.00
8,488,217.37
0.00
533.25
4,056.98
3,523.73
533.25
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
533.25
0.00
8,488,217.37
23,951,912.86
Gross Losses
Securitization Value end of Collection Period
Terminations- Scheduled
Repurchase Payment (excluding interest)
Terminations- Early
Cutoff Date Securitization Value
Securitization Value beginning of Collection Period
44,192
Pool Factor 94.18%
As of Cutoff Date Current
1,598,785,383.82
Weighted Average Securitization Rate 6.66% 6.65%
Weighted Average Remaining Term (months)
25.04 22.25
Cumulative Turn-in Ratio 52.88%
Proportion of base prepayment assumption realized life to date 143.48%
Weighted Average Seasoning (months) 12.37 15.10
Aggregate Base Residual Value 1,139,551,610.25 1,118,295,164.65
Actual lifetime prepayment speed 0.47%
698,804.39
0.00
2,156,445.39
8,569,078.62
Principal portion of lease payments
Pool Statistics
Pool Data
Amount Number of Leases
1,697,643,474.41 45,053
1,634,161,625.08 44,588
Percentage
Current 1,596,436,932.22 44,134 99.85%
Delinquency Profile *
Amount ** Number of Leases
61-90 Days Delinquent 454,065.47 9 0.03%
31-60 Days Delinquent 1,870,572.86 48 0.12%
Total 1,598,785,383.82 44,192 100.00%
91-120 Days Delinquent 23,813.27 1 0.00%
Current Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain)
Less Liquidation Proceeds
Less Recoveries
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 692,919.38
(4,918,763.56)
(2,122,297.39)
Current Residual Loss / (Gain)
Cumulative Residual Loss / (Gain)
Securitization Value of Liquidated Leases BOP
Less sales proceeds and other payments received during
Collection Period
12,853,706.41
10,731,409.02
Current
(0.007%)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.290%)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
Residual Loss
(122,533.67)
30,322.39
36,611.35
625,985.64